Business Combination (Schedule of Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Their Fair Value) (Details) $ in Thousands	Aug. 03, 2015 USD ($)	Aug. 03, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Allocation of the consideration of the assets acquired and liabilities assumed based on their fair value
Goodwill			$ 9,291	¥ 60,189,000
Rumble [Member]
Allocation of the consideration of the assets acquired and liabilities assumed based on their fair value
Cash consideration	$ 10,000	¥ 61,169,000
Contingent deferred consideration		15,457,000
Total consideration		76,626,000
Cash consideration injected to Rumble		61,169,000
Cash and cash equivalent of Rumble as at acquisition date		4,551,000
Identifiable intangible assets- Game engine		15,904,000
Other assets		6,533,000
Goodwill		56,773,000
Convertible loans and convertible notes		(24,468,000)
Liability assumed		(21,498,000)
Deferred tax liabilities		(1,300,000)
Fair value of non-controlling interests		(21,038,000)
Total		¥ 76,626,000